SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense				¥ 290,815	¥ 391,275	¥ 333,686
Restricted shares
Number of Shares
Outstanding, beginning				28,930,720	31,018,768	33,357,296
Granted (in shares)				21,948,320	12,107,888	11,710,848
Vested (in shares)				(5,015,992)	(12,632,104)	(12,684,640)
Forfeited (in shares)				(7,328,536)	(1,563,832)	(1,364,736)
Outstanding, ending				38,534,512	28,930,720	31,018,768
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning				¥ 43.9	¥ 42.4	¥ 22.4
Granted (in RMB per share)				19.4	31.6	66.7
Vested (in RMB per share)				43.3	29.3	14.1
Forfeited (in RMB per share)				32.5	37.7	25.1
Outstanding, ending				¥ 32.2	¥ 43.9	¥ 42.4
Total unrecognized compensation expense				¥ 348,884
Total share based compensation expense				¥ 290,815	¥ 391,275	¥ 333,686
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 6 months 29 days
Intrinsic value of restricted shares vested				¥ 132,123	¥ 674,147	¥ 827,396
Intrinsic value of unvested restricted shares				¥ 691,740
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	21,488,048	11,929,608	11,520,312